Note 18 - Common Stock (Details Textual) - USD ($)			1 Months Ended							12 Months Ended
	Nov. 24, 2020	Nov. 16, 2020	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Jun. 30, 2021	Feb. 28, 2021	Aug. 31, 2020	Sep. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Common Stock, Shares Authorized (in shares)										200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share)										$ 0.03	$ 0.03		$ 0.03
Stock Issued During Period, Value, New Issues											$ 611,233	$ 496,718
Proceeds from Issuance of Common Stock										$ 0	743,553	715,550
Conversion of Stock, Amount Issued										0	$ 6,365,264	$ 0
Stock Repurchased and Retired During Period, Value										$ 5,026,746
Common Stock, Dividends, Per Share, Declared (in dollars per share)			$ 0.50	$ 0.50	$ 0.50					$ 1.50
Dividends, Common Stock, Total										$ 10,871,254
Share Repurchase Program [Member]
Stock Repurchase Program, Authorized Amount					$ 20,000,000
Stock Repurchased and Retired During Period, Shares (in shares)										238,330
Stock Repurchased and Retired During Period, Value										$ 5,030,000.00
Conversion of Series B Preferred Stock to Common Stock [Member]
Conversion of Stock, Shares Converted (in shares)						6,365
Conversion of Stock, Shares Issued (in shares)						453,044
Conversion of Stock, Amount Issued						$ 6,365,000
Conversion of Loan Into Common Shares [Member] | Colby Trading Ltd [Member]
Debt Conversion, Original Debt, Amount	$ 1,875,000
Debt Conversion, Converted Instrument, Shares Issued (in shares)	702,247
Colby Trading Ltd [Member]
Proceeds from Related Party Debt									$ 2,500,000
Synergy Holdings Limited [Member]
Stock Issued During Period, Shares, Contingent Consideration, Acquisition of Vessels (in shares)		161,357
Directors, Officers, and Employees [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares)										60,000	49,650	45,900
ATM [Member]
Stock Issued During Period, Value, New Issues								$ 200,000
Proceeds from Issuance of Common Stock								$ 720,000
ATM Common Stock Offering [Member]
Proceeds from Issuance of Common Stock							$ 740,000
Stock Issued During Period, Shares, New Issues (in shares)							82,901